SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL (Details) - shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Preferred shares authorized capital	50,000,000	50,000,000
Number of shares begiining balance	3,318,954	2,454,736
Rounding due to share split reverse	9,987
Issuance of new shares for equity financing		72,328
Note conversion into shares	766,246	438,427
Equity compensation	440,256	353,463
Number of shares ending balance	4,535,443	3,318,954
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	200,000,000	200,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	50,000,000	50,000,000